Share-Based Compensation - Summary of Activities for Restricted Shares Units (Details) - Restricted Share Units - Employees, Directors and Non-employee Directors - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options Outstanding
Balance at the beginning of the period (in shares)		1,378	2,068	3,654
Granted (in shares)	[1]	14,875	580	247
Vested (in shares)		(880)	(1,037)	(1,226)
Cancelled/forfeited (in shares)			(233)	(607)
Balance at the end of the period (in shares)		15,373	1,378	2,068
Weighted-Average Grant Date Fair Value
Balance at the beginning of the period (in dollars per share)		$ 3.17	$ 5.02	$ 5.27
Granted (in dollars per share)	[1]	1.00	0.93	3.21
Vested (in dollars per share)		4.23	5.18	5.35
Cancelled (in dollars per share)			5.02	5.12
Balance at the end of the period (in dollars per share)		$ 1.01	$ 3.17	$ 5.02

[1]	No restricted share units were granted to non-employee directors for the years presented.